Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a)
Central Mare – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, the Company’s President and Chief Executive Officer, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer and Chief Financial Officer), for which Central Mare charged the Company $180 and $180 for the six months ended June 30, 2025 and 2026 respectively.

As of December 31, 2025 and June 30, 2026 the amounts due from Central Mare were $1,037 and $1,187 respectively, reflecting the fact that Central Mare has collected $1,037 and $1,187 worth of EUA’s on the Company’s behalf from the Company’s charterers, respectively. Such amount is included in Due to related parties in the unaudited interim condensed consolidated balance sheets.

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet. On March 31, 2026 the Company’s vessel-owning subsidiaries of new building vessels Hull No. 25110054, Hull No. 25110055, Hull No. 25110056, Hull No. 25110057, Hull No. 25110058, Hull No. 25110059, Hull No. 25110060, Hull No. 25110061, Hull No. 25110063 entered into nine management agreements, one for each newbuilding vessel, with CSI respectively (collectively the “CSI Management Agreements”).

As of December 31, 2025 and June 30, 2026 , the amounts due to CSI were $437 and $25, respectively and are presented in Due to related parties, in the unaudited interim condensed consolidated balance sheets

The fees charged by and expenses relating to CSI for the six months ended June 30, 2025 and 2026 are as follows:

	Six Months Ended June 30,
	2025	2026	Presented in:
Management fees	1,024	623	Management fees - related parties – Statement of comprehensive income
Superintendent fees	-	3	Vessel operating expenses – Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties – Statement of comprehensive income
Commission on charter hire agreements	549	330	Voyage expenses – Statement of comprehensive income
Financing fees	-	692	Net in Current and Non-current portions of long-term debt – Balance Sheet
Newbuilding vessels monitoring fee	713	1,017	Capitalized in Vessels, net and Advances for vessels under construction – Balance sheet
Total	2,466	2,845

(c)
Charter party with Central Tankers Chartering Inc (“CTC”): For the six months ended June 30, 2025 and 2026 the CTC time charter generated $4,435 and $5,430 of revenue respectively, presented in Revenues in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As of June 30, 2026, there were no amounts due from CTC.

(d)
Asset acquisitions from Related Party: On November 21, 2025 the Company entered into a non-binding letter of intent ( the “2025 No-Shop LOI”) with Mr. Evangelos J. Pistiolis for the potential acquisition of certain residential real estate assets in Dubai from a company affiliated with Mr. Evangelos J. Pistiolis, whereby the latter granted the Company an exclusive right and an option to acquire all or a portion of a portfolio of assets with an estimated aggregate market value in excess of $200 million. The purchase price on exercise of the option with respect to any of the properties would be at a 10% discount to their respective fair market values as determined by two independent appraisals. The consideration for the 2025 No-Shop LOI was $23,500 (the “2025 No-Shop-LOI Consideration”) that would be credited against the acquisition price or refunded to the extent the Company did not elect to exercise the purchase option. As of December 31, 2025, $11,500 of the 2025 No Shop LOI Consideration was settled and the remaining $12,000 was settled in January 2026. The purchase option had an expiration period of 90 days after the payment of the 2025 No-Shop-LOI Consideration and was subsequently extended up to July 31, 2026. On July 16, 2026, the Company elected not to exercise the purchase option and the 2025 No-Shop-LOI Consideration was used to partially settle the acquisition of the Three MR Tankers from Central Mare Inc (see Note 14). As of December 31, 2025 and June 30, 2026 the $11,500 and $23,500, respectively, from the 2025 No-Shop-LOI Consideration paid is presented under Advances for asset acquisitions to related party in the accompanying unaudited interim condensed consolidated balance sheets. Due to its related party nature, the 2025 No-Shop LOI, was unanimously approved by a special committee of our Board of Directors, consisting of all three of our independent Directors.